UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                                    811-21396
                       ----------------------------------
                       Investment Company Act file number

                 Excelsior Absolute Return Fund of Funds, LLC
            --------------------------------------------------------
               (Exact name of registrant as specified in charter)

                               225 High Ridge Road
                               Stamford, CT 06905
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                     U.S. Trust Hedge Fund Management, Inc.
                               225 High Ridge Road
                               Stamford, CT 06905
                     --------------------------------------
                     (Name and address of agent for Service)

Registrant's telephone number, including area code: (203) 352-4497
                                                    --------------
Date of fiscal year end: 3/31/2007
                        ----------
Date of reporting period: 9/30/2006
                         ----------

ITEM  1.  REPORTS TO STOCKHOLDERS.
----------------------------------

EXCELSIOR ABSOLUTE RETURN FUND OF FUNDS, LLC
Financial Statements
(Unaudited)
Period from April 1, 2006 to September 30, 2006

      Excelsior Absolute Return Fund of Funds, LLC
                    Financial Statements
                         (Unaudited)

     Period from April 1, 2006 to September 30, 2006





                                    Contents

Statement of Assets, Liabilities and Members' Equity - Net Assets
     as of September 30, 2006................................................. 1

Statement of Operations for the Period April 1, 2006 to September
     30, 2006................................................................. 2

Statement of Changes in Members' Equity - Net Assets for the Period
     April 1, 2006 to September 30, 2006 and for the Year Ended March
     31, 2006................................................................. 3

Statement of Cash Flows for the Period April 1, 2006 to September 30,
     2006..................................................................... 4

Financial Highlights for the Period April 1, 2006 to September 30,
     2006 and for the Years Ended March 31, 2006, 2005 and for the
     Period December 1, 2003 through March 31, 2004........................... 5

Notes to Financial Statements................................................. 6


      The Registrant files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the "Commission") for the first and third quarters of each fiscal year on Form N-Q. The Registrant's Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Information on Form N-Q is available without charge, upon request, by calling collect (203) 352-4497.

      A description of the policies and procedures that the Registrant uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling collect (203) 352-4497 and on the Commission's website at http://www.sec.gov.

      Information regarding how the Registrant voted proxies relating to portfolio securities during the most recent 12-month period ended December 31 is available without charge, upon request, by calling collect (203) 352-4497, and on the Commission's website at http://www.sec.gov.

                                    Excelsior Absolute Return Fund of Funds, LLC
   Statement of Assets, Liabilities and Members' Equity - Net Assets (Unaudited)
--------------------------------------------------------------------------------

                                                              September 30, 2006

--------------------------------------------------------------------------------

ASSETS

Investment in Excelsior Absolute Return Fund of
   Funds Master Fund, LLC at fair value (cost $182,928,875)        $228,361,657
Cash and cash equivalents                                               814,863
Advance contribution to Master Fund                                   9,100,000
Prepaid fees                                                             13,552
Interest receivable                                                       2,294
-------------------------------------------------------------------------------

Total Assets                                                        238,292,366
--------------------------------------------------------------------------------

LIABILITIES

Members' interests received in advance                                9,310,000
Management fee payable                                                  283,074
Professional fees payable                                                41,350
Administration fees payable                                              46,880
Board of Managers fee payable                                             3,750
--------------------------------------------------------------------------------

Total Liabilities                                                     9,685,054
--------------------------------------------------------------------------------

Net Assets                                                         $228,607,312
--------------------------------------------------------------------------------

MEMBERS' EQUITY - NET ASSETS

Represented by:
  Capital                                                          $183,474,697
  Accumulated net unrealized appreciation on investments             45,132,615
--------------------------------------------------------------------------------

Members' Equity - Net Assets                                       $228,607,312
--------------------------------------------------------------------------------





The accompanying notes and attached unaudited financial statement of Excelsior Absolute Return Fund of Funds Master Fund, LLC are an integral part of these financial statements.

                                    Excelsior Absolute Return Fund of Funds, LLC
                                             Statement of Operations (Unaudited)
--------------------------------------------------------------------------------

                                 Period from April 1, 2006 to September 30, 2006

--------------------------------------------------------------------------------

NET INVESTMENT LOSS ALLOCATED FROM EXCELSIOR ABSOLUTE
     RETURN FUND OF FUNDS MASTER FUND, LLC:

     Interest                                                       $   292,034
     Expenses                                                        (1,367,479)
--------------------------------------------------------------------------------

          Net investment loss allocated from Excelsior
             Absolute Return Fund of Funds Master Fund, LLC          (1,075,445)
--------------------------------------------------------------------------------

Fund Income:
     Interest                                                            26,375
--------------------------------------------------------------------------------

Fund Expenses:

     Management fees                                                    607,632
     Professional fees                                                  113,154
     Administration fees                                                 97,932
     Board of Managers' fees                                             39,750
     Other                                                               68,061
--------------------------------------------------------------------------------

          Total Expenses                                                926,529
--------------------------------------------------------------------------------

          Net Investment Loss                                        (1,975,599)
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS ALLOCATED FROM
EXCELSIOR ABSOLUTE RETURN FUND OF FUNDS MASTER FUND, LLC:

Net realized gain on investments                                      1,408,775
Net change in unrealized appreciation on investments                  3,638,606
--------------------------------------------------------------------------------

Net Realized and Unrealized Gain on Investments Allocated from
   Excelsior Absolute Return Fund of Funds Master Fund, LLC           5,047,381
--------------------------------------------------------------------------------

INCREASE IN MEMBERS' EQUITY - NET ASSETS
                  DERIVED FROM OPERATIONS                           $ 3,071,782
--------------------------------------------------------------------------------

The accompanying notes and attached unaudited financial statement of Excelsior Absolute Return Fund of Funds Master Fund, LLC are an integral part of these financial statements.

                                    Excelsior Absolute Return Fund of Funds, LLC
               Statements of Changes in Members' Equity - Net Assets (Unaudited)
--------------------------------------------------------------------------------



                                                     For the
                                                   Period from
                                                  April 1, 2006      For the
                                                   to September     year ended
                                                    30, 2006      March 31, 2006
--------------------------------------------------------------------------------

OPERATIONS

Net investment loss                               $ (1,975,599)    $ (4,460,628)
Net realized gain (loss) on investments              1,408,775       (1,675,818)
Net unrealized appreciation on investments           3,638,606       25,479,569
--------------------------------------------------------------------------------

Increase in Members' Equity - Net Assets
                 Derived from Operations             3,071,782       19,343,123
--------------------------------------------------------------------------------

CAPITAL TRANSACTIONS

Members' subscriptions                              10,195,000       38,639,693
Members' Interests repurchased                     (40,800,000)     (26,204,498)
Offering costs                                         (33,212)         (29,436)
--------------------------------------------------------------------------------

Increase (Decrease) in Members' Equity - Net
                 Assets Derived From Capital
                 Transactions                      (30,638,212)      12,405,759
--------------------------------------------------------------------------------

Net Increase (Decrease) in Members' Equity -
                 Net Assets                        (27,566,430)      31,748,882

MEMBERS' EQUITY - NET ASSETS AT BEGINNING OF
                 PERIOD                           $256,173,742     $224,424,860
--------------------------------------------------------------------------------

MEMBERS' EQUITY - NET ASSETS AT END OF PERIOD     $228,607,312     $256,173,742
--------------------------------------------------------------------------------








The accompanying notes and attached unaudited financial statement of Excelsior Absolute Return Fund of Funds Master Fund, LLC are an integral part of these financial statements.

                                    Excelsior Absolute Return Fund of Funds, LLC
                                             Statement of Cash Flows (Unaudited)
--------------------------------------------------------------------------------

                                 Period from April 1, 2006 to September 30, 2006

--------------------------------------------------------------------------------

CASH FLOWS FROM OPERATING ACTIVITIES

Net increase in members' equity - net assets
   derived from operations                                          $ 3,071,782
Adjustments to reconcile net increase in members' equity -
   net assets derived from operations to net cash used in
   operating activities:
      Net change in unrealized appreciation on investment
       allocated from Excelsior Absolute Return Fund of
       Funds Master Fund, LLC                                        (3,638,606)
      Net realized gain on investment allocated from
       Excelsior Absolute Return Fund of Funds Master Fund, LLC      (1,408,775)
      Net investment loss allocated from Excelsior Absolute
       Return Fund of Funds Master Fund, LLC                          1,075,445
      Purchases of investment in Excelsior Absolute Return Fund
       of Funds Master Fund, LLC                                    (18,745,000)
      Proceeds from investment in Excelsior Absolute Return Fund
       of Funds Master Fund, LLC                                     41,008,312
      Decrease in prepaid fees                                           22,455
      Decrease in interest receivable                                     2,712
      Decrease in due from Advisor                                      245,987
      Decrease in Advisor management fee payable                       (29,083)
      Increase in administration fees payable                            46,880
      Increase in professional fees payable                             (65,650)
      Increase in Board of Managers fees payable                          3,750
--------------------------------------------------------------------------------

Net Cash Used in Operating Activities                                21,590,209
--------------------------------------------------------------------------------

CASH FLOWS FROM FINANCING ACTIVITIES

Proceeds from Members' subscriptions                                 19,505,000
Payments for Members' Interests repurchased                         (41,760,724)
Offering costs paid                                                     (33,212)
--------------------------------------------------------------------------------

Net Cash Used in Financing Activities                               (22,288,936)
--------------------------------------------------------------------------------

Net decrease in cash and cash equivalents                              (698,727)
Cash and cash equivalents at beginning of period                      1,513,590
--------------------------------------------------------------------------------

Cash and Cash Equivalents at End of Period                           $  814,863
--------------------------------------------------------------------------------

The accompanying notes and attached unaudited financial statement of Excelsior Absolute Return Fund of Funds Master Fund, LLC are an integral part of these financial statements.

                                    Excelsior Absolute Return Fund of Funds, LLC
                                                Financial Highlights (Unaudited)
--------------------------------------------------------------------------------


The following represents the ratios to average members' equity - net assets, total return and other supplemental information for the periods indicated:

                                     For the Period
                                         from                                                December 1,
                                    April 1, 2006 to     For the Year      For the Year       2003* to
                                      September 30,          Ended             Ended          March 31,
                                         2006**         March 31, 2006    March 31, 2005       2004**
                                    ----------------------------------------------------------------------
Net assets, end of period           $228,607,312        $256,173,742      $224,424,860        $79,592,249

Ratio of net investment loss           (0.82%)             (1.85%)           (2.00%)             (0.60%)
   to average members' equity
   - net assets (a)
Ratio of total expenses to              0.95%               1.84%             1.88%               1.25%
  average members' equity - net
  assets (b), (c)
Ratio of net expenses to average        0.95%               1.92%             2.03%               0.59%
  members' equity - net assets (b)
Total return (d)                        1.38%               8.04%             4.31%               4.85%


*     Commencement of operations.
** The ratios, portfolio turnover and total return are not annualized for this period.
(a) The ratio reflects the income and expenses assuming inclusion of the Fund's proportionate share of income and expenses of the Company.
(b) The ratio reflects the expenses assuming inclusion of the Fund's proportionate share of expenses of the Company.
(c) The ratio is before any expense limitation or reimbursement per the Expense Limitation Agreement.
(d) Total return assumes a purchase of an interest in the Fund on the first day and a sale of interest on the last day of the period.



The accompanying notes and attached unaudited financial statement of Excelsior Absolute Return Fund of Funds Master Fund, LLC are an integral part of these financial statements.

                                    Excelsior Absolute Return Fund of Funds, LLC
                                       Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

                                                              September 30, 2006

--------------------------------------------------------------------------------

1. Organization

Excelsior Absolute Return Fund of Funds, LLC (the "Fund") was organized as a limited liability company under the laws of Delaware on June 17, 2003, and commenced operations on December 1, 2003. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified, management investment company. The Fund's investment objective is to provide long-term, risk-adjusted absolute returns in a variety of capital market conditions. The Fund pursues its investment objective by investing substantially all of its assets in Excelsior Absolute Return Fund of Funds Master Fund, LLC (the "Company"), a closed-end, non-diversified, management investment company which has the same investment objective as the Fund. The Company seeks to achieve its investment objective by investing its assets primarily in private investment limited partnerships or limited liability companies and other similar investment vehicles (collectively, "Investment Funds") that are managed by investment managers utilizing a broad range of alternative investment strategies.

The financial statements of the Company, including the Schedule of Investments, are attached to this report and should be read with the Fund's financial statements. The percentage of the Company's members' equity owned by the Fund at September 30, 2006 was 84.88%.

U.S. Trust Hedge Fund Management, Inc. serves as the investment adviser of the Company (the "Adviser"). The Adviser is a wholly-owned subsidiary of U.S. Trust Corp., and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended (the "Advisers Act"). The Adviser provides various management and administrative services to the Company and the Fund.

The Adviser has retained AIG Global Investment Corp. ("AIG Global"), an indirect wholly-owned subsidiary of American International Group, Inc., to serve as the investment sub-adviser of the Company. AIG Global is registered as an investment adviser under the Advisers Act, and is responsible for Investment Fund selection and determining the portion of the Company's assets to be allocated to each Investment Fund, subject to the general supervision of the Adviser.

The Fund's Board of Managers (the "Board") has overall responsibility to manage and supervise the operations of the Fund and the Company, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Fund's business.

                                    Excelsior Absolute Return Fund of Funds, LLC
                             Notes to Financial Statements (Unaudited) continued
--------------------------------------------------------------------------------

                                                              September 30, 2006

--------------------------------------------------------------------------------

1. Organization (continued)

Initial and additional subscriptions for interests in the Fund ("Interests") by eligible investors may be accepted as of the first day of each calendar quarter, or at such times as the Board may determine. The Fund may, from time to time, offer to repurchase Interests from members ("Members") pursuant to written tenders by Members. These repurchase offers will be made at such times and on such terms as may be determined by the Board, in its sole discretion, subject to the liquidity of the Company's assets and other factors considered by the Board.

The Adviser expects that, generally, it will recommend to the Board that the Fund offer to repurchase Interests from Members twice each year, at June 30th and December 31st. Members can only transfer or assign Interests under certain limited circumstances.

2. Significant Accounting Policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Management believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

a. Portfolio Valuation

The net asset value of the Fund is determined by, or at the direction of, the Adviser as of the close of business at the end of each fiscal period (as defined in the Fund's Limited Liability Company Agreement), in accordance with the valuation principles set forth below, or as may be determined from time to time pursuant to policies established by the Board.

The Fund records its investment in the Company at fair value. The Fund's investment in the Company is represented by the Fund's proportionate interest in the Company's Members' Equity - Net Assets at September 30, 2006. Valuation of investments held by the Company is discussed in these notes to the Company's financial statements.

The net unrealized appreciation on investments, which is included in Members' Equity - Net Assets on the Statement of Assets, Liabilities and Members' Equity
- Net Assets, reflects the Fund's allocated share of the Company's net unrealized gain on investments.

Distributions received from the Company, whether in the form of cash or securities, are applied first as a reduction of the investment's cost and any excess is treated as realized gain from investments.

                                    Excelsior Absolute Return Fund of Funds, LLC
                             Notes to Financial Statements (Unaudited) continued
--------------------------------------------------------------------------------

                                                              September 30, 2006

--------------------------------------------------------------------------------

2. Significant Accounting Policies (continued)

b. Fund Expenses

The Fund bears its own expenses and, indirectly, bears a pro rata portion of the Company's expenses, including, but not limited to: fees paid directly or indirectly to the investment managers of the Investment Funds, all costs and expenses directly related to portfolio transactions and positions for the Company's account; certain legal fees; accounting and auditing fees; custodial and escrow fees; fees paid to the Fund's administrator; costs of insurance; the advisory fee; travel and related expenses of Board; all costs with respect to communications regarding the Fund's transactions among the Adviser and any custodian or other agent engaged by the Fund; and other types of expenses approved by the Board.

The Adviser and the Fund have entered into an expense limitation and reimbursement agreement (the "Expense Limitation Agreement"), under which the Adviser has agreed to waive its fees, or to pay or absorb the ordinary operating expenses of the Fund, to the extent necessary to limit the ordinary operating expenses of the Fund, including organizational and offering costs and the proportionate share of the Company's expenses to 2% per annum of the Fund's average monthly net assets (the "Expense Limitation"). In consideration of the Adviser's agreement to limit the Fund's expenses, the Fund will carry forward the amount of expenses waived, paid or absorbed by the Adviser in excess of the Expense Limitation for a period not to exceed three years from the end of the fiscal year in which they were incurred, and will reimburse the Adviser such amounts. Reimbursement will be made as promptly as possible, but only to the extent it does not cause the Fund's ordinary operating expenses to exceed the Expense Limitation.

As of September 30, 2006, the Fund has fully reimbursed expenses paid by the Adviser on behalf of the Fund pursuant to the Expense Limitation Agreement.

c. Income Taxes

As a limited liability company, no provision for the payment of Federal, state or local income taxes has been provided by the Fund. Each Member is individually required to report on its own tax return its share of the Fund's taxable income or loss. The Fund has a tax year end of December 31.

Net investment income or loss and net realized and unrealized gain or loss from investments of the Fund for each fiscal period are allocated among, and credited to or debited against, the capital accounts of all Members as of the last day of each fiscal period in accordance with each member's respective investment percentage for the fiscal period, as defined in the Fund's Limited Liability Company Agreement.

                                    Excelsior Absolute Return Fund of Funds, LLC
                             Notes to Financial Statements (Unaudited) continued
--------------------------------------------------------------------------------

                                                              September 30, 2006

--------------------------------------------------------------------------------

2. Significant Accounting Policies (continued)

c. Income Taxes (continued)

The cost of the Fund's investment in the Company for Federal income tax purposes is based on amounts reported to the Fund by the Company on Schedule K-1 for the year ended December 31, 2005. At December 31, 2005, the cost for Federal income tax purposes was $248,535,768. This consisted of aggregate gross unrealized appreciation of $11,185,211.

d. Other

Cash and cash equivalents consist of amounts maintained in a PFPC Trust Company interest-bearing account. Interest income is recorded on the accrual basis.

The Fund records its proportionate share of the Company's investment income, expenses and realized and unrealized gain and losses.

3. Management Fee, Related Party Transactions and Other

As of September 30, 2006, the Adviser's employees and affiliates have a combined interest of approximately 11.61% of the Fund's Members' equity - net assets.

The Adviser provides certain investment advisory services and incurs travel and other expenses related to the selection and monitoring of investment managers for the Company's Investment Funds pursuant to the terms of an advisory agreement between the Adviser and the Company ("the Advisory Agreement". For the period from April 1, 2006 to September 30, 2006, the Company paid $1,419,825 to the Adviser pursuant to the Advisory Agreement.

Pursuant to a management agreement (the "Management Agreement") between the Fund and the Adviser, the Adviser provides certain management and administrative services to the Fund including providing office space and other support services, maintaining files and records, and preparing and filing various regulatory materials. In consideration for such services under the Management Agreement, the Fund pays the Adviser a quarterly management fee at an annual rate of 0.5% of the Fund's net assets on the first business day of each quarter after adjustments for any subscriptions effective on that date. For the period from April 1, 2006 to September 30, 2006, the management fee was $607,632, of which $283,074 was payable as of September 30, 2006.

                                    Excelsior Absolute Return Fund of Funds, LLC
                             Notes to Financial Statements (Unaudited) continued
--------------------------------------------------------------------------------

                                                              September 30, 2006

--------------------------------------------------------------------------------

3. Management Fee,  Related Party  Transactions and Other (continued)

In connection with the services provided by AIG Global pursuant to an investment sub-advisory agreement between the Adviser and AIG Global, the Adviser pays AIG Global a quarterly fee computed by applying the following annual rates to the Company's average monthly net assets determined on the first business day of each month: 0.80% of assets not exceeding $200 million; .70% of assets exceeding $200 million but less than $400 million; .60% of assets exceeding $400 million but less than $800 million; and .50% of assets exceeding $800 million.

The Board is made up of three Managers who are independent of the Investment Manager and the Advisor (the "Disinterested Managers"), and one manager who is an "interested person" as defined by 2(a) (19) of the Investment Company Act of 1940, as amended. The Disinterested Managers receive two thousand dollars ($2,000) per meeting attended and seven thousand dollars ($7,000) annually for their services. The chairperson receives an additional five hundred ($500) per meeting and an additional one thousand dollars ($1,000) annually. The audit committee chairperson receives an additional five hundred dollars ($500) annually. All Disinterested Managers may be reimbursed for expenses of attendance, if any, at each annual, regular or special meeting of the Board or of any committee thereof and for their expenses, if any, in connection with any other service or activity they perform or engage in as directors. The Manager who is an "interested person" does not receive any annual or other fee from the Fund. The Fund incurred $39,750 of annual retainer and per meeting fees for the period from April 1, 2006 to September 30, 2006, $3,750 of which was payable as of September 30, 2006.

The Fund has retained J.D. Clark & Company (the "Administrator") to provide accounting and certain administrative and investor services to the Company. In connection with such services provided, the Fund pays the Administrator a quarterly fee equal to the greater of: (i) $3,000; or (ii) .00025 of the Fund's net assets as of the first day of each calendar quarter on the first $150 million of net assets, plus .000125 of the Fund's net assets in excess of $150 million. For the period from April 1, 2006 to September 30, 2006, the Company incurred $97,932 in expenses related to such administrative services, $46,880 of which was payable as of September 30, 2006.

4. Guarantees

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund, and therefore, cannot be established; however, based on experience, the risk of loss from any such claims is considered remote.

                                    Excelsior Absolute Return Fund of Funds, LLC
                             Notes to Financial Statements (Unaudited) continued
--------------------------------------------------------------------------------

                                                              September 30, 2006

--------------------------------------------------------------------------------

5. Financial Instruments with Off-Balance Sheet Risk

In the normal course of business, the Investment Funds in which the Company invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These may include, but are not limited to, short selling activities, writing option contracts, contracts for differences and equity swaps. However, as a result of the investments by the Company as a limited partner or member, the Company's liability with respect to its investments in the Investment Funds is limited to the net asset value of its interest in each Investment Fund.

6. Subsequent Events

As of September 30, 2006, the Fund received capital subscriptions from Members in the amount of $9,310,000, which is reflected as Members' interests received in advance on the Statement of Assets, Liabilities and Members' Equity - Net Assets. These subscriptions became interests in the Fund effective October 1, 2006. The Fund also invested $9,100,000 in the Company as of October 1, 2006.

On November 20, 2006, The Charles Schwab Corporation ("Schwab") announced an agreement to sell U.S. Trust Corporation ("U.S. Trust"), a wholly-owned subsidiary of Schwab, to the Bank of America Corporation (the "Sale"). The Sale of U.S. Trust includes all of U.S. Trust's subsidiaries, including U.S. Trust Hedge Fund Management, Inc., the Adviser to the Fund. The Sale is subject to Federal Reserve Board and other regulatory approvals.

U.S. Trust Hedge Fund Management, Inc. will continue to serve as the Adviser to the Fund after the Sale. However, due to the change in ownership of U.S.
Trust Hedge Fund Management, Inc., the Sale may have the effect of terminating the existing investment advisory agreement between the Fund and U.S. Trust
Hedge Fund Management, Inc. Accordingly, it is anticipated that U.S. Trust Hedge Fund Management, Inc. will enter into a new investment advisory agreement with the Fund upon consummation of the Sale (the "New Advisory Agreement"). The New Advisory Agreement will be subject to the approval of the Board and the Members of the Fund. The proposed New Advisory Agreement will be submitted to the Members for approval late in the first quarter or early in the second quarter of 2007. A proxy statement will be mailed to the Members in the first quarter of 2007 that will provide further details with respect to the Sale and the proposed New Advisory Agreement.

                           ADVISORY AGREEMENT APPROVAL

           The Investment Advisory Agreement between the Company and the Adviser and the Sub-Advisory Agreement between the Adviser and AIG Global (together, the "Advisory Agreements") each had an initial term of two years. The Fund (together with the Company, the "Funds") is managed by the Adviser, and invests substantially all of its assets in the Company. Each of the Advisory Agreements provides that it may be continued in effect from year to year thereafter subject to approval by: (i) the Board of Managers of the Company (the "Company Board"); or (ii) vote of a majority of the outstanding voting securities, as defined by the 1940 Act, of the Company, provided that, in either event, the continuance must also be approved by a majority of the Managers who are not "interested persons" of the Company (the "Independent Managers"), by vote cast in person at a meeting called for the purpose of voting on such approval. The continuance of each of the Advisory Agreements for an additional annual period was approved by the Company Board, and by the Independent Managers, at a meeting held in person on June 21, 2006. The Independent Managers were assisted in their review of the proposal to continue the Advisory Agreements by independent legal counsel and met in an executive session with such counsel separate from representatives of the Adviser and AIG Global.
           In considering this matter, the Company Board reviewed various written materials, including: performance information on and expense ratios of comparable registered investment companies, including similar funds managed by AIG Global and the Adviser; and information relating to the costs and profitability of the Adviser and AIG Global from their relationships with the Funds ("Profitability Analysis"). The Company Board evaluated and considered:
(i) the nature, extent and quality of services provided by the Adviser and AIG Global; (ii) the investment performance of the Funds; (iii) the costs of services provided and the profits realized by the Adviser and AIG Global from their relationships with the Funds; (iv) the extent to which economies of scale in costs of providing services would be realized as the Company grows; and (v) whether the fees payable to the Adviser and AIG Global pursuant to the Advisory Agreements properly reflect these economies of scale for the benefit of investors.
           In considering the nature, extent and quality of services that the Adviser and AIG Global provide to the Company, the Company Board reviewed presentations from Fund management relating to the structure and capabilities of the Adviser and AIG Global, including information concerning the qualifications of key personnel, and technology and operational support, which support the services provided to the Company. The Company Board concluded that the Company benefits from the services provided by the Adviser and AIG Global, and in this regard took note of AIG Global's research and portfolio management capabilities, as well as the Adviser's extensive administrative, accounting and compliance infrastructure and its oversight of AIG Global. The Independent Managers noted their overall satisfaction with the nature, extent and quality of services provided by the Adviser and AIG Global and concluded that the Company was receiving all services required from the Adviser and AIG Global under the Advisory Agreements, and that these services were of high quality.
           The Company Board also considered the investment performance of the Funds and compared the performance of the Funds to that of comparable funds, including other funds managed by the Adviser and AIG Global. The Company Board concluded that this performance compared favorably with the performance of similar registered funds.
           The profitability realized by the Adviser and AIG Global was also considered. The Company Board relied principally on the Profitability Analysis. Representatives of the Adviser stated that neither the Adviser nor AIG Global receives any significant indirect benefits from its relationship with the Funds. After reviewing the information contained in the Profitability Analysis, the Company Board determined that each of the Adviser's and AIG Global's profitability from its relationship with the Funds was not disproportionately large so that it bore no reasonable relationship to the services rendered, and also determined that, given the overall performance of the Funds and superior service levels, the current profitability to the Adviser and AIG Global was not excessive.
           The Company Board also evaluated the fees paid for advisory services, relying on information concerning the fees and expenses of the Funds, which were contained in the materials provided to the Company Board. The Company Board compared those fees and expenses to the advisory fees and expense ratios of other similar registered funds of hedge funds, including another similar registered fund for which the Adviser serves as investment adviser, as well as other funds managed by AIG Global. In this regard, the Independent Managers noted that the fee payable by the Company to the Adviser, the fee payable by the Adviser to AIG Global and the expenses of the Funds are well within the range of those of similar funds. The Independent Managers concluded that the fees payable to the Adviser and AIG Global are reasonable in light of comparative performance and expense and advisory fee information and costs of the services provided.
           With regard to economies of scale, the Company Board was cognizant of the fact that economies of scale in costs of providing services may be realized when there is a significant increase in a fund's assets. The Independent Managers concluded that, although the net assets of the Company have grown since its inception, the Company has not reached an appropriate size to support fee reductions based on economies of scale realized by the Adviser or AIG Global. However, the Independent Managers noted that they would consider negotiating fee reductions as the Company's assets grow.
           Based on the information provided to the Company Board, and the considerations and conclusions described above, the Company Board, including each of the Independent Managers, determined that: (i) it is appropriate that the Adviser and AIG Global continue to provide investment advisory services to the Company; (ii) the advisory fee paid by the Company, and the fee paid by the Adviser to AIG Global, for these services are fair and reasonable; and (iii) it is in the best interest of the Company and its Members to continue in effect each of the Advisory Agreements for an additional annual period.

EXCELSIOR ABSOLUTE RETURN FUND OF FUNDS MASTER FUND, LLC
Financial Statements
(Unaudited)
Period from April 1, 2006 to September 30, 2006

           Excelsior Absolute Return Fund of Funds Master Fund, LLC
                          Financial Statements
                               (Unaudited)

               Period from April 1, 2006 to September 30, 2006



                                    Contents

Statement of Assets, Liabilities and Members' Equity - Net Assets as of
     September 30, 2006....................................................... 1

Schedule of Investments as of September 30, 2006.............................. 2

Statement of Operations for the Period April 1, 2006 to September 30, 2006.... 3

Statements of Changes in Members' Equity - Net Assets for the Period April
     1, 2006 to September 30, 2006 and for the Year Ended March 31, 2006...... 4

Statement of Cash Flows for the Period April 1, 2006 to September 30, 2006.... 5

Financial Highlights for the Period April 1, 2006 to September 30, 2006 and
     for the Years Ended March 31, 2006, 2005 and for the Period December 1,
     2003 through March 31, 2004.............................................. 6

Notes to Financial Statements................................................. 7


      The Registrant files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the "Commission") for the first and third quarters of each fiscal year on Form N-Q. The Registrant's Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Information on Form N-Q is available without charge, upon request, by calling collect (203) 352-4497.

      A description of the policies and procedures that the Registrant uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling collect (203) 352-4497 and on the Commission's website at http://www.sec.gov.

      Information regarding how the Registrant voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling collect (203) 352-4497, and on the Commission's website at http://www.sec.gov.

                        Excelsior Absolute Return Fund of Funds Master Fund, LLC Statement of Assets, Liabilities and Members' Equity - Net Assets (Uuaudited)
--------------------------------------------------------------------------------

                                                              September 30, 2006

--------------------------------------------------------------------------------

ASSETS

Investments in Investment Funds, at fair value (cost $216,929,953)  $268,519,457
Cash and cash equivalents                                              9,653,624
Due from Investment Funds                                                770,906
Interest receivable                                                        5,180
--------------------------------------------------------------------------------

Total Assets                                                         278,949,167
--------------------------------------------------------------------------------

LIABILITIES

Members' interests received in advance                                 9,100,000
Due to Adviser                                                           701,732
Professional fees payable                                                 73,225
Bank note facility fee and interest payable                               23,958
Administration fees payable                                                6,000
Other payables                                                             7,500
--------------------------------------------------------------------------------

Total Liabilities                                                      9,912,415
--------------------------------------------------------------------------------

Net Assets                                                          $269,036,752
--------------------------------------------------------------------------------

MEMBERS' EQUITY - NET ASSETS

Represented by:
  Capital                                                           $217,447,244
  Net unrealized appreciation on investments                          51,589,508
--------------------------------------------------------------------------------

Members' Equity - Net Assets                                        $269,036,752
--------------------------------------------------------------------------------










   The accompanying notes are an integral part of these financial statements.

                        Excelsior Absolute Return Fund of Funds Master Fund, LLC
                                             Schedule of Investments (Unaudited)
--------------------------------------------------------------------------------

                                                              September 30, 2006

-------------------------------------------------------------------------------

                                                                                   % of                       First
                                           First                                 Members'    % Ownership    Available
                                        Acquisition                  Fair        Equity -   of Investment  Redemption
Investment Funds                           Date       Cost*         Value*      Net Assets      Funds         Date**    Liquidity***
------------------------------------------------------------------------------------------------------------------------------------
Relative Value
--------------
Citadel Wellington, LLC                  12/01/2003  $  2,708,432   $  7,982,338    2.97%         0.24%        N/A         Quarterly
FrontPoint Utility and Energy Fund, L.P.  7/01/2006     6,000,000      6,047,299    2.25%         0.61%        N/A         Quarterly
Highbridge Capital Corporation - Class A 12/01/2003     11,250,000    14,385,875    5.35%         0.19%        N/A         Quarterly
MKP Opportunity Partners, L.P.           12/01/2003      2,500,000     2,905,827    1.08%         4.00%        N/A           Monthly
MKP Partners, L.P.                       12/01/2003      2,600,000     2,827,965    1.05%         3.73%        N/A         Quarterly
Polygon Global Opportunities Fund, L.P.   8/01/2004     10,200,000    13,912,030    5.17%         1.84%        N/A         Quarterly
Suttonbrook Capital Partners, L.P.       10/01/2004      5,500,000     7,771,655    2.89%         5.11%        N/A         Quarterly
The Fuller & Thaler International Long/
  Short Fund, L.P.                        2/01/2006      5,000,000     4,764,873    1.77%        13.40%        N/A         Quarterly
                                                     ------------------------------------
     Strategy Total                                     45,758,432    60,597,862   22.53%
                                                     ------------------------------------
Equity
------
Cantillon World, L.P.                    12/01/2003      5,050,000     6,457,342    2.40%         1.33%        N/A         Quarterly
Copper Beech Partners II, L.P.           12/01/2003      3,450,000     3,459,334    1.29%         4.67%        N/A         Quarterly
Frontpoint Japan Fund, L.P.               7/01/2006      4,500,000     4,365,292    1.62%         0.58%        N/A         Quarterly
Galleon Diversified Fund, Ltd. - Class E 12/01/2003     12,600,000    15,585,653    5.79%         1.56%        N/A         Quarterly
Glenview Capital Partners, L.P.          12/01/2003      6,300,000    13,334,282    4.21%         3.88%        N/A         Quarterly
North River Partners, L.P.                7/01/2005      9,000,000    10,203,832    3.79%         2.01%        N/A         Quarterly
Savannah-Baltimore, L.P.                  7/01/2006      9,000,000     9,129,447    3.39%         1.83%       7/1/07       Quarterly
Shoshone Partners, L.P.                  12/01/2003     10,500,000    14,184,600    5.27%         3.15%        N/A          Annually
The Mako Europe Fund, L.P.               12/01/2003      3,500,000     4,703,979    1.75%        18.46%        N/A           Monthly
The Tantallon Fund, L.P.                  7/01/2006      4,500,000     4,404,047    1.64%         5.51%        N/A           Monthly
                                                     ------------------------------------
     Strategy Total                                     68,400,000    83,827,808   31.15%
                                                     ------------------------------------
Macro/CTA/Short-Term Trading
----------------------------
Bridgewater Pure Alpha Trading Co.
  Ltd.- Class B                           2/01/2004      5,400,000     6,343,724    2.36%         0.11%        N/A           Monthly
Caxton Global Investments (USA) LLC       1/01/2005      9,000,000    10,473,373    3.89%         1.94%        N/A          Annually
Placer Creek Partners, L.P.               1/01/2006      8,500,000     9,274,930    3.45%         2.70%        N/A     Semi-annually
Sunrise Commodities Select Portfolio-
  Davco Fund, L.P.                       12/01/2003      5,450,000     5,877,749    2.18%         2.51%        N/A           Monthly
The Capital Fund (Domestic), LLC         12/01/2003      3,000,000     3,274,932    1.22%        24.72%        N/A           Monthly
                                                     ------------------------------------
     Strategy Total                                     31,350,000    35,244,708   13.10%
                                                     ------------------------------------
Event Driven
------------
Bennelong Asia Pacific Multi Strategy
  Equity Fund, L.P.                       7/01/2006      4,000,000     3,932,514    1.46%         6.97%        N/A           Monthly
Brencourt Multi-Strategy, L.P.            9/01/2005      8,421,521     9,118,826    3.39%         5.84%        N/A         Quarterly
Canyon Value Realization Fund, L.P.      12/01/2003     12,500,000    16,675,126    6.20%         0.78%        N/A          Annually
Castlerigg Partners, L.P.                12/01/2003     10,000,000    15,529,640    5.77%         4.23%        N/A         Quarterly
Empyrean Capital Fund, L.P.               7/01/2004     11,500,000    12,713,818    4.73%         3.76%        N/A           Monthly
OZ Asia Domestic Partners, L.P.           7/01/2006      5,000,000     5,193,651    1.93%         1.55%       9/30/07       Annually
OZ Europe Domestic Partners II, L.P.     10/01/2005     11,500,000    13,518,773    5.03%        13.80%      12/31/07      Quarterly
York Capital Management, L.P.             7/01/2004      8,500,000    12,166,731    4.52%         4.52%        N/A          Annually
                                                     ------------------------------------
     Strategy Total                                     71,421,521    88,849,079   33.03%
                                                     ------------------------------------
Total investments in Investment Funds                 $216,929,953   268,519,457   99.81%
                                                     =============
Other Assets, Less Liabilities                                           517,295    0.19%
                                                                    ---------------------
Members' Equity - Net Assets                                        $269,036,752  100.00%
                                                                    =====================

*   See definition in Note 2a.          N/A  Initial lock-up period has either
**  From original investment date.           expired prior to September 30, 2006
*** Available frequency of redemptions       or the Investment Fund did not have
    after initial lock-up period.            an intial lock-up period.  However
                                             specific redemption restrictions
                                             may apply.
The accompanying notes are an integral part of these financial statements.

                        Excelsior Absolute Return Fund of Funds Master Fund, LLC
                                             Statement of Operations (Unaudited)
--------------------------------------------------------------------------------

                                 Period from April 1, 2006 to September 30, 2006

--------------------------------------------------------------------------------

INVESTMENT INCOME

Interest                                                             $  341,367
--------------------------------------------------------------------------------

Total Investment Income                                                 341,367
--------------------------------------------------------------------------------

OPERATING EXPENSES

Advisory fee                                                          1,419,825
Professional fees                                                       101,920
Administration fees                                                      12,000
Bank note facility fee and interest expense                              41,299
Other                                                                    31,008
--------------------------------------------------------------------------------

Total Operating Expenses                                              1,606,052
--------------------------------------------------------------------------------

Net Investment Loss                                                  (1,264,685)
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

Net realized gain from investments in Investment Funds                1,657,795
Net change in unrealized appreciation on investments
  in Investment Funds                                                 4,281,778
--------------------------------------------------------------------------------

Net Realized and Unrealized Gain on Investments                       5,939,573
--------------------------------------------------------------------------------

INCREASE IN MEMBERS' EQUITY - NET ASSETS
     DERIVED FROM OPERATIONS                                         $4,674,888
--------------------------------------------------------------------------------












   The accompanying notes are an integral part of these financial statements.

                        Excelsior Absolute Return Fund of Funds Master Fund, LLC
               Statements of Changes in Members' Equity - Net Assets (Unaudited)
--------------------------------------------------------------------------------

                                                       For the
                                                     period from       For the
                                                    April 1, 2006     year ended
                                                     - September       March 31,
                                                       30, 2006          2006
--------------------------------------------------------------------------------

OPERATIONS

Net investment loss                                 $  (1,264,685)   (2,891,184)
Net realized gain (loss) from investments               1,657,795    (1,938,551)
Net change in unrealized appreciation on investments    4,281,778    29,530,719
--------------------------------------------------------------------------------

Increase in Members' Equity - Net Assets
                 Derived from Operations                4,674,888    24,700,984
--------------------------------------------------------------------------------

CAPITAL TRANSACTIONS

Members' subscriptions                                 10,654,100    42,459,726
Members' interests repurchased                        (43,306,935)  (21,875,840)
--------------------------------------------------------------------------------

Increase (Decrease) in Members' Equity - Net
     Assets Derived From Capital Transactions         (32,652,835)   14,583,888
--------------------------------------------------------------------------------

Net Increase (Decrease) in Members' Equity -
     Net Assets                                       (27,977,947)   45,284,870

MEMBERS' EQUITY - NET ASSETS
     AT BEGINNING OF PERIOD                           297,014,699   251,729,829
--------------------------------------------------------------------------------

MEMBERS' EQUITY - NET ASSETS
     AT END OF PERIOD                                $269,036,752  $297,014,699
--------------------------------------------------------------------------------













  The accompanying notes are an integral part of these financial statements.

                        Excelsior Absolute Return Fund of Funds Master Fund, LLC
                                             Statement of Cash Flows (Unaudited)
--------------------------------------------------------------------------------

                                 Period from April 1, 2006 to September 30, 2006

--------------------------------------------------------------------------------

CASH FLOWS FROM OPERATING ACTIVITIES

Net increase in members' equity - net assets derived from
  operations                                                       $  4,674,888
Adjustments to reconcile net increase in members' equity -
  net assets derived from operations to net cash provided by operating activities:
      Net change in unrealized appreciation on investments           (4,281,778)
      Net realized gain from investments in Investment Funds         (1,657,795)
      Proceeds from Investment Funds                                 63,749,363
      Purchases of Investment Funds                                 (33,000,000)
      Increase in due from Investment Funds                             (95,824)
      Decrease in other assets                                            3,217
      Increase in bank note facility fee and interest payable               521
      Decrease in due to Adviser                                        (57,802)
      Increase in professional fees                                      10,725
      Increase in administration fees payable                             6,000
      Increase in other payable                                           5,000
--------------------------------------------------------------------------------

Net Cash Provided by Operating Activities                            29,356,515
--------------------------------------------------------------------------------

CASH FLOWS FROM FINANCING ACTIVITIES

Proceeds from member subscriptions                                   19,754,100
Payments for member interests repurchased                           (43,306,935)
--------------------------------------------------------------------------------

Net Cash Provided by Financing Activities                           (23,552,835)
--------------------------------------------------------------------------------

Net increase in cash and cash equivalents                             5,803,680
Cash and cash equivalents at beginning of period                      3,849,944
--------------------------------------------------------------------------------

Cash and Cash Equivalents at End of Period                         $  9,653,624
--------------------------------------------------------------------------------


Supplementary Disclosure of Cash Flow Information
Cash paid during the period for interest                                    $ 0




  The accompanying notes are an integral part of these financial statements.

                        Excelsior Absolute Return Fund of Funds Master Fund, LLC
                                                Financial Highlights (Unaudited)
--------------------------------------------------------------------------------


The following represents the ratios to average members' equity - net assets, total return and other supplemental information for the periods indicated:

                                                              For the period                                        For the period
                                                                   from                                                  from
                                                              April 1, 2006     For the year       For the year      December 1,
                                                             - September 30,    ended March        ended March          2003* -
                                                                  2006**          31, 2006           31, 2005       March 31, 2004**
                                                             -----------------------------------------------------------------------
Net assets, end of period                                    $269,036,752       $297,014,699       $251,729,829      $83,029,523
Ratio of net investment loss to                                 (0.44%)            (1.01%)            (1.09%)           (0.54%)
    average members' equity - net
    assets (a) (b)
Ratio of expenses to average members'                            0.56%              1.09%              1.11%             0.54%
    equity - net assets (a) (b)
Portfolio turnover                                              12.02%             20.24%              7.07%               -
Total return (c)                                                 1.77%              8.93%              5.26%             5.02%

*     Commencement of Operations.
** The ratios, portfolio turnover and total return are not annualized for this period.
(a)   Ratio doesn't reflect the Company's proportionate share of the net income
      (loss) and expenses, including incentive allocation, of the Investment Funds.
(b) Average members' equity - net assets is determined using the net assets at the end of each month during the period.
(c) Total return assumes a purchase of an interest in the Company on the first day and a sale of interest on the last day of the period.













   The accompanying notes are an integral part of these financial statements.

                        Excelsior Absolute Return Fund of Funds Master Fund, LLC
                                       Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

                                                              September 30, 2006

--------------------------------------------------------------------------------

1. Organization

Excelsior Absolute Return Fund of Funds Master Fund, LLC (the "Company") was organized as a limited liability company under the laws of Delaware on June 17, 2003, and commenced operations on December 1, 2003. The Company is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified, closed-ended management investment company. The Company's investment objective is to provide attractive long-term, risk-adjusted absolute returns in a variety of capital market conditions. The Company pursues its investment objective by investing its assets primarily in private investment limited partnerships, limited liability companies, joint ventures and other similar investment vehicles (collectively, the "Investment Funds") that are managed by a select group of alternative investment managers ("Investment Managers") that utilize a broad range of alternative investment strategies.

U.S. Trust Hedge Fund Management, Inc. serves as the investment Adviser of the Company (the "Adviser"). The Adviser is a wholly-owned subsidiary of U.S. Trust Corp., and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The Adviser is responsible for developing, implementing and supervising the investment program and providing day-to-day management services.

The Adviser has retained AIG Global Investment Corp. ("AIG Global"), an indirect wholly-owned subsidiary of American International Group, Inc., to serve as the investment manager of the Company. AIG Global is responsible for Investment Fund selection and determining the portion of the Company's assets to be allocated to each Investment Fund, subject to the general supervision of the Adviser.

The Company's Board of Managers (the "Board") has overall responsibility to manage and supervise the operations of the Company, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Company's business.

The Company was established to hold substantially all of the assets of Excelsior Absolute Return Fund of Funds, LLC (the "Feeder Fund") and Excelsior Absolute Return Fund of Funds, Ltd. (the "Offshore Fund") as members of the Company ("Members"). As of September 30, 2006, the Feeder Fund and Offshore Fund ownership of the Company's Members' Equity - Net Assets were 84.88% and 15.12%, respectively.

                        Excelsior Absolute Return Fund of Funds Master Fund, LLC
                             Notes to Financial Statements (Unaudited) continued
--------------------------------------------------------------------------------

                                                              September 30, 2006

--------------------------------------------------------------------------------

1. Organization (continued)

Member subscriptions for interests in the Company ("Interests") by eligible investors may be accepted as of the first day of each calendar quarter, or at such times as the Board may determine. The Company may, from time to time, offer to repurchase Interests from Members pursuant to written tenders by Members. These repurchase offers will be made at such times and on such terms as may be determined by the Board, in its sole discretion, subject to the liquidity of the Company's assets and other factors considered by the Board. The Adviser expects that, generally, it will recommend to the Board that the Company offer to repurchase Interests from Members twice in each year, at June 30th and December 31st. Members can only transfer or assign Company Interests under certain limited circumstances.

2. Significant Accounting Policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Management believes that the estimates utilized in preparing the Company's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

a. Portfolio Valuation

The net asset value of the Company is determined by, or at the direction of, the Adviser as of the close of business at the end of each fiscal period (as defined in the Company's Limited Liability Company Agreement), in accordance with the valuation principles set forth below, or as may be determined from time to time pursuant to policies established by the Board.

Ordinarily, the Company's investments in Investment Funds are carried at fair value as determined by the Company's pro-rata interest in the net assets of each Investment Fund as reported by the Investment Manager who determines the value of the Investment Fund's net assets. The values of the Investment Funds' net assets are determined in accordance with their valuation policies as described in their respective offering memoranda or operating agreements. All valuations utilize financial information supplied by the Investment Manager of each Investment Fund and are net of management and performance incentive fees or allocations pursuant to the Investment Funds' agreements.

                        Excelsior Absolute Return Fund of Funds Master Fund, LLC
                             Notes to Financial Statements (Unaudited) continued
--------------------------------------------------------------------------------

                                                              September 30, 2006

--------------------------------------------------------------------------------

2. Significant Accounting Policies (continued)

a. Portfolio Valuation (continued)

As a general matter, the fair value of the Company's interest in an Investment Fund will represent the amount that the Adviser could reasonably expect to receive from the Investment Fund if the Company's interest were redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Adviser believes to be reliable. The Adviser or, in certain cases, the Board, will consider such information, and may conclude in certain circumstances that the information provided by an Investment Fund's manager does not represent the fair value of the Company's interests in an Investment Fund. Following procedures adopted by the Board, and in the absence of specific transaction activity in interests in a particular Investment Fund, the Company could consider whether it was appropriate, in light of all relevant circumstances, to value such a position at the Investment Fund's net asset value as reported at the time of valuation, or whether to adjust such value to reflect a premium or discount to net asset value. Any such decision must be made in good faith, and subject to the review and supervision of the Board. Because of the inherent uncertainty of valuation, the values of the Company's investments may differ significantly from the values that would have been used had a ready market for the investments held by the Company been available.

Distributions received from Investment Funds, whether in the form of cash or securities, are applied first as a reduction of the investment's cost and any excess is treated as realized gain from investments in investment fund.

b. Company Expenses

The Company bears certain expenses incurred in its business, including, but not limited to, the following: fees paid directly or indirectly to the Investment Managers of the Investment Funds, all costs and expenses directly related to portfolio transactions and positions for the Company's account; legal fees; accounting and auditing fees; custodial fees; fees paid to the Company's administrator; costs of insurance; advisory fees; travel and related expenses of the Board; all costs with respect to communications regarding the Company's transactions among the Adviser and any custodian or other agent engaged by the Company; and other types of expenses approved by the Board.

c. Income Taxes

As a limited liability company, no provision for the payment of Federal, state or local income taxes has been provided by the Company. Each Member is individually required to report on its own tax return its share of the Company's taxable income or loss. The Company has a tax year end of December 31.

                        Excelsior Absolute Return Fund of Funds Master Fund, LLC
                             Notes to Financial Statements (Unaudited) continued
--------------------------------------------------------------------------------

                                                              September 30, 2006

--------------------------------------------------------------------------------

2. Significant Accounting Policies (continued)

c. Income Taxes

Net investment income or loss and net realized and unrealized gain or loss from investments of the Company for each fiscal period are allocated among, and credited to or debited against, the capital accounts of all Members as of the last day of each fiscal period in accordance with each Member's respective investment percentage for the fiscal period, as defined in the Company's Limited Liability Company Agreement.

The cost of the Company's investment in Investment Funds for Federal income tax purposes is based on amounts reported to the Company by the Investment Funds on a Schedule K-1 or PFIC annual information statement for the year ended December 31, 2005. Based on Investment Funds owned at December 31, 2005, the cost of investments for Federal income tax purposes was $267,036,311. This consisted of aggregate gross unrealized appreciation of $12,751,547 and aggregate gross unrealized depreciation of $1,128,622.

3. Advisory Fee, Related Party Transactions and Other

The Company pays the Adviser a quarterly advisory fee at an annual rate of 1%, based on the Company's net assets on the first business day of each month, after adjustments for any subscriptions effective on that date. For the Period from April 1, 2006 to September 30, 2006, the advisory fee was $1,419,825, of which $664,793 is included in "Due to Adviser" as of September 30, 2006.

As of September 30, 2006 the Company owes the Adviser $36,939 for certain reimbursable operating expenses paid on behalf of the Company.

In connection with the services provided by AIG Global pursuant to the investment sub-advisory agreement between the Adviser and AIG Global, the Adviser pays AIG Global a quarterly fee computed by applying the following annual rates to the Company's average monthly net assets determined on the first business day of each month: 0.80% of assets not exceeding $200 million; .70% of assets exceeding $200 million but less than $400 million; .60% of assets exceeding $400 million but less than $800 million; and .50% of assets exceeding $800 million.

The Company has retained J.D. Clark & Company (the "Administrator) to provide accounting and certain administrative and investor services to the Company. In connection with such services provided, the Company pays the Administrator a quarterly fee equal to $3,000 per fund invested in the Company. For the Period from April 1, 2006 to September 30, 2006, the Company incurred $12,000 in expenses related to such administrative services, $6,000 of which was payable as of September 30, 2006.

                        Excelsior Absolute Return Fund of Funds Master Fund, LLC
                             Notes to Financial Statements (Unaudited) continued
--------------------------------------------------------------------------------

                                                              September 30, 2006

--------------------------------------------------------------------------------

4. Financial Instruments with Off-Balance Sheet Risk

In the normal course of business, the Investment Funds in which the Company invests, trade various financial instruments and enter into various investment activities with off-balance sheet risk. These may include, but are not limited to, short selling activities, writing option contracts, contracts for differences and equity swaps. However, as a result of the investments by the Company as a limited partner or member, the Company's liability with respect to its investments in the Investment Funds is limited to the net asset value of its interest in each Investment Fund.

5. Investments in Investment Funds

As of September 30, 2006, the Company had investments in thirty-one Investment Funds. The agreements related to investments in Investment Funds provide for compensation to the general partners/managers of the Investment Funds in the form of management fees of 1.0% to 2.0% (per annum) of net assets and incentive fees or allocations ranging from 20% to 25% of net profits earned. The Investment Funds provide for periodic redemptions, with lock-up provisions ranging from one month to one year from initial investment.

Aggregate purchases and proceeds of interests in Investment Funds for the Period from April 1, 2006 to September 30, 2006 are $33,000,000 and $63,749,006,
respectively.

6. Bank Note- Line of Credit Facility

On May 2, 2005 the Company entered into a $25,000,000 revolving line of credit agreement with a U.S. financial institution that is collateralized by the Company's cash and investments. Based upon the election of the Company, interest accrues at either the financial institution's prime rate less 1.25% per annum or Libor plus 1.5% per annum. The note also included a provision for a facility fee of 0.375% per annum on the unused portion of the note. For the Period from April 1, 2006 to September 30, 2006, the Company incurred $41,299 in facility fees and interest expense related to the bank line of credit. As of September 30, 2006 the Company did not have any revolving note balance outstanding.

7. Guarantees

In the normal course of business, the Company enters into contracts that provide general indemnifications. The Company's maximum exposure under these arrangements is dependent on future claims that may be made against the Company, and therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

                        Excelsior Absolute Return Fund of Funds Master Fund, LLC
                             Notes to Financial Statements (Unaudited) continued
--------------------------------------------------------------------------------

                                                              September 30, 2006

--------------------------------------------------------------------------------

8. Subsequent Events

As of September 30, 2006, the Company received capital subscriptions from Members in the amount of $9,100,000, which is reflected as Members' interests received in advance on the Statement of Assets, Liabilities and Members' Equity
- Net Assets. These subscriptions became Interests in the Company effective October 1, 2006.

On November 20, 2006, The Charles Schwab Corporation ("Schwab") announced an agreement to sell U.S. Trust Corporation ("U.S. Trust"), a wholly-owned subsidiary of Schwab, to the Bank of America Corporation (the "Sale"). The Sale of U.S. Trust includes all of U.S. Trust's subsidiaries, including U.S. Trust Hedge Fund Management, Inc., the Adviser to the Fund and the Company. The Sale is subject to Federal Reserve Board and other regulatory approvals.

U.S. Trust Hedge Fund Management, Inc. will continue to serve as the Adviser to the Company after the Sale. However, due to the change in ownership of U.S. Trust Hedge Fund Management, Inc., the Sale may have the effect of terminating the existing investment advisory agreements between the Company and U.S. Trust Hedge Fund Management, Inc. Accordingly, it is anticipated that U.S. Trust Hedge Fund Management, Inc. will enter into new investment advisory agreements with the Company upon consummation of the Sale (the "New Advisory Agreements"). The New Advisory Agreements will be subject to the approval of the Board and the Members of the Company. The proposed New Advisory Agreements will be submitted to the Members for approval late in the first quarter or early in the second quarter of 2007. A proxy statement will be mailed to the Members in the first quarter of 2007 that will provide further details with respect to the Sale and the proposed New Advisory Agreements.

                           ADVISORY AGREEMENT APPROVAL

           The Investment Advisory Agreement between the Company and the Adviser and the Sub-Advisory Agreement between the Adviser and AIG Global (together, the "Advisory Agreements") each had an initial term of two years. The Feeder Fund (together with the Company, the "Funds") is managed by the Adviser, and invests substantially all of its assets in the Company. Each of the Advisory Agreements provides that it may be continued in effect from year to year thereafter subject to approval by: (i) the Board; or (ii) vote of a majority of the outstanding voting securities, as defined by the 1940 Act, of the Company, provided that, in either event, the continuance must also be approved by a majority of the members of the Board ("Managers") who are not "interested persons," as defined by the 1940 Act, of the Company (the "Independent Managers"), by vote cast in person at a meeting called for the purpose of voting on such approval. The continuance of each of the Advisory Agreements for an additional annual period was approved by the Board, and by the Independent Managers, at a meeting held in person on June 21, 2006. The Independent Managers were assisted in their review of the proposal to continue the Advisory Agreements by independent legal counsel and met in an executive session with such counsel separate from representatives of the Adviser and Global.
           In considering this matter, the Board reviewed various written materials, including: performance information on and expense ratios of comparable registered investment companies, including similar funds managed by AIG Global and the Adviser; and information relating to the costs and profitability of the Adviser and AIG Global from their relationships with the Funds ("Profitability Analysis"). The Board evaluated and considered: (i) the nature, extent and quality of services provided by the Adviser and AIG Global;
(ii) the investment performance of the Funds; (iii) the costs of services provided and the profits realized by the Adviser and AIG Global from their relationships with the Funds; (iv) the extent to which economies of scale in costs of providing services would be realized as the Company grows; and (v) whether the fees payable to the Adviser and AIG Global pursuant to the Advisory Agreements properly reflect these economies of scale for the benefit of investors.
           In considering the nature, extent and quality of services that the Adviser and AIG Global provide to the Company, the Board reviewed presentations from Fund management relating to the structure and capabilities of the Adviser and AIG Global, including information concerning the qualifications of key personnel, and technology and operational support, which support the services provided to the Company. The Board concluded that the Company benefits from the services provided by the Adviser and AIG Global, and in this regard took note of AIG Global's research and portfolio management capabilities, as well as the Adviser's extensive administrative, accounting and compliance infrastructure and its oversight of AIG Global. The Independent Managers noted their overall satisfaction with the nature, extent and quality of services provided by the Adviser and AIG Global and concluded that the Company was receiving all services required from the Adviser and AIG Global under the Advisory Agreements, and that these services were of high quality.
           The Board also considered the investment performance of the Funds and compared the performance of the Funds to that of comparable funds, including other funds managed by the Adviser and AIG Global. The Board concluded that this performance compared favorably with the performance of similar registered funds.
           The profitability realized by the Adviser and AIG Global was also considered. The Board relied principally on the Profitability Analysis. Representatives of the Adviser stated that neither the Adviser nor AIG Global receives any significant indirect benefits from its relationship with the Funds. After reviewing the information contained in the Profitability Analysis, the Board determined that each of the Adviser's and AIG Global's profitability from its relationship with the Funds was not disproportionately large so that it bore no reasonable relationship to the services rendered, and also determined that, given the overall performance of the Funds and superior service levels, the current profitability to the Adviser and AIG Global was not excessive.
           The Board also evaluated the fees paid for advisory services, relying on information concerning the fees and expenses of the Fund, which was contained in the materials provided to the Board. The Board compared those fees and expenses to the advisory fees and expense ratios of other similar registered funds of hedge funds, including another similar registered fund for which the Adviser serves as investment adviser, as well as other funds managed by
AIG Global. In this regard, the Independent Managers noted that the fee payable by the Company to the Adviser, the fee payable by the Adviser to AIG Global and the expenses of the Funds are well within the range of those of similar funds. The Independent Managers concluded that the fees payable to the Adviser and AIG Global are reasonable in light of comparative performance and expense and advisory fee information and costs of the services provided.
           With regard to economies of scale, the Board was cognizant of the fact that economies of scale in costs of providing services may be realized when there is a significant increase in a fund's assets. The Independent Managers concluded that, although the net assets of the Company have grown since its inception, the Company has not reached an appropriate size to support fee reductions based on economies of scale realized by the Adviser or AIG Global. However, the Independent Managers noted that they would consider negotiating fee reductions as the Company's assets grow.
           Based on the information provided to the Board, and the considerations and conclusions described above, the Board, including each of the Independent Managers, determined that: (i) it is appropriate that the Adviser and AIG Global continue to provide investment advisory services to the Company;
(ii) the advisory fee paid by the Company, and the fee paid by the Adviser to AIG Global, for these services are fair and reasonable; and (iii) it is in the best interest of the Company and its members to continue in effect each of the Advisory Agreements for an additional annual period.




ITEM 2.   CODE OF ETHICS.
-------------------------

Not applicable for semi-annual reports.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.
------------------------------------------

Not applicable for semi-annual reports.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.
------------------------------------------------

Not applicable for semi-annual reports.

ITEM  5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.
------------------------------------------------

Not applicable.

ITEM  6.  SCHEDULE OF INVESTMENTS.
----------------------------------

The Schedule of Investments is included as part of the report to members filed under Item 1 of this form.

ITEM  7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
---------------------------------------------------------------------------
MANAGEMENT INVESTMENT COMPANIES.
--------------------------------

Not applicable for semi-annual reports.

ITEM  8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES
--------------------------------------------------------------------------

Not applicable for semi-annual reports.

ITEM  9.  PURCHASE OF EQUITY SECURITIES BY CLOSE-END MANAGEMENT INVESTMENT
--------------------------------------------------------------------------
COMPANY AND AFFILIATED PURCHASERS.
----------------------------------

Not applicable.

ITEM  10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
--------------------------------------------------------------

There have been no material changes to the procedures by which members may recommend nominees to the Registrant's board of managers that would require disclosure.

ITEM 11.  CONTROLS AND PROCEDURES.
----------------------------------

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) were effective as of a date within 90 days prior to the filing date of this report, based on their evaluation of the effectiveness of the Registrant's disclosure controls and procedures, as required by Rule 30a-3(b) of the 1940 Act.

(b) There were no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12.  EXHIBITS.
-------------------

(a)(1) Not applicable for semi-annual reports.

(a)(2) Separate certifications for the Registrant's Principal Executive Officers and Principal Financial Officer, as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

(a)(3)  Not applicable.

(b)     Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Excelsior Absolute Return Fund of Funds, LLC
             --------------------------------------------------------
By (Signature and Title) /s/ David Bailin
                        -----------------
                        David Bailin, Principal Executive Officer
Date December 8, 2006
     ----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Excelsior Absolute Return Fund of Funds, LLC
             --------------------------------------------------------
By (Signature and Title) /s/ Robert F. Aufenanger
                        ------------------------
                       Robert F. Aufenanger, Principal Financial Officer Date December 8, 2006
     ----------------